Note 8 - Income Taxes (Details Textual)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2020
US Federal Gross Transportation Income Tax Rate	4.00%
US Source Gross Transportation Income as Percentage of Gross Transportation Shipping Income	50.00%
Effective United States Tax on U.S. Source Shipping	4.00%		4.00%
Override Rule to Which the Entity is Subject, Percentage		5.00%